2. ACCRUED LIABILITIES AND EXPENSES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Accrued Liabilities And Expenses Details
Accrued payroll	$ 463,615	$ 472,221
Accrued payroll taxes payable	18,330	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued interest and other	186,095	107,699
Total	$ 697,440	$ 627,650